Financial Instruments - Disclosure of Financial Liabilities Current and Non-current (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Current	R$ 133,622	R$ 140,111
Trade payables	1,247	831
Labor and social security obligations	87,732	106,299
Loans and obligations	13,168	0
Lease liabilities	24,147	22,304
Accounts payable	7,328	10,677
Non-current	227,154	63,240
Lease liabilities	62,064	63,240
Labor and social security obligations	2,968	0
Loans and obligations	162,122	0
Financial liabilities	R$ 360,776	R$ 203,351